INVESTMENTS - Equity securities without readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values	¥ 604	¥ 588
Total consideration	15	30	¥ 0
Gain/(loss) on sale of equity securities without readily determinable fair values	(4)	1	(1)
Investment in equity securities without readily determinable fair value	¥ 45	¥ 94	¥ 89